Note 20 - Information on the Asset Types and the Associated Transactions (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Loans where associated liability is recourse only to transferred assets [Abstract]
Other Traded Loans where associated liability is recourse only to transferred assets, Carrying value and Fair Value	€ 0	€ 20
Net position of associated liabilities	0	€ 0
Securitized loans (in EUR bn)	€ 11